Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance BCE 2010 (Parenthetical) (Detail)	Dec. 31, 2017 EUR (€)
BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, outstanding	€ 77